INCOME TAXES - Disclosure Of Unused tax losses For Which No Deferred Tax Asset Recognised (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforwards for which no deferred tax assets are recognized	SFr 16.5	SFr 109.4
Due to expire within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforwards for which no deferred tax assets are recognized	0.0	0.0
Due to expire within 2 to 7 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforwards for which no deferred tax assets are recognized	16.5	0.0
Due to expire in more than 7 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforwards for which no deferred tax assets are recognized	0.0	0.0
Amount not due to expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforwards for which no deferred tax assets are recognized	SFr 0.0	SFr 109.4